RECEIVED

2010 APR 20 PM 2:54

SEC / TM

091-08358fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

10047007

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Trading New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   S&P SmallCap 600 Health Care Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   XLVS
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic stock exchanges
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the trading of the above-referenced new derivative securities product according to its relevant trading rules (including unlisted trading privileges), procedures and surveillance programs.

Name of Official Responsible for Form: James C. Yong

Title: Chief Regulatory Officer

Telephone Number: (312) 786-8803

Manual Signature of Official Responsible for Form:

Date: April 16, 2010

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | APR 20 2010 |

NSX National Stock™ Exchange

James C. Yong
Chief Regulatory Officer
james.yong@nsx.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 20 2010
DIVISION OF TRADING & MARKETS

April 16, 2010

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Securities Exchange Act Forms 19b4-(e)

Dear Ms. Jackson:

Pursuant to Rule 19b4-(e) of the Securities Exchange act of 1934 ("Exchange Act"), enclosed please find one original and nine copies of a completed Form 19b4-(e), executed on behalf of the National Stock Exchange, Inc. ("NSX" or the "Exchange") for each of the following symbols which were recently approved for trading on the Exchange:

| | | | |
|---|---|---|---|
| 1. MLPI | 7. XLKS | 14. LATM | 20. GSW |
| 2. XLPS | 8. XLBS | 15. BIB | 21. GSZ |
| 3. XLES | 9. XLUS | 16. BIS | 22. GSO |
| 4. XLFS | 10. XLYS | 17. JCO | 23.MLPN |
| 5. XLVS | 11. LDX | 18. NADpC | 24.SKOR |
| 6. XLIS | 13. SDA | 19. BICK | |

Please contact me if you have any questions on the enclosed materials.

Very truly yours

James C. Yong

Encls.

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | APR 20 2010 |

One Financial Place
440 South LaSalle Street Suite 2600
Chicago, Illinois 60605

Phone 312.786.8893
Fax 312.939.7239
www.nsx.com